Inventories (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Inventory
Raw materials	$ 2,633,372	$ 1,619,534
Finished goods	1,402,063	1,224,555
Sub-total	4,035,435	2,844,089
Less: allowance for inventories	(4,690)	(188,856)
Total	$ 4,030,745	$ 2,655,233